Income Taxes (Details) - Schedule of Reconciliation of the Effective Income Tax Rate	12 Months Ended
	May 31, 2023	May 31, 2022
Schedule of Reconciliation of the Effective Income Tax Rate [Abstract]
Tax at PRC statutory rate	25.00%	25.00%
Effect of non-utilization of Network ZKGC net loss	16.70%	12.20%
Effective tax rate	41.70%	37.20%